Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of basic and diluted (loss) income per share	The following table sets forth the computation of basic and diluted loss per share:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Numerator:
Net loss attributable to Aptorum Group Limited	$(2,824,647)	$(9,799,560)	$(25,048,389)
Denominator:
Weighted average shares outstanding(1)
– Basic	4,521,133	3,569,484	3,503,396
– Diluted	4,521,133	3,569,484	3,503,396

Net loss per share attributable to Aptorum Group Limited(1)
– Basic	$(0.62)	$(2.75)	$(7.15)
– Diluted	$(0.62)	$(2.75)	$(7.15)
(1)	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.